File No. 033-31375

811-5929

As filed with the Securities and Exchange Commission on August 8, 2022

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 54 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 56

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant)

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Name of Depositor)

One American Square, Indianapolis, Indiana 46206-0368

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number: (317) 285-1880

Sean P. McGoff

Chief Compliance Officer of the Separate Accounts

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46206-0368

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On September 7, 2022 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ this post-effective amendment designates a new effective date for a previously filed amendment

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in a Separate Account Under Variable Annuity Contracts.

Explanatory Note

This post-effective amendment No. 54 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 7, 2022, as the new effective date for post-effective amendment No. 52 filed pursuant to Rule 485(a) under the Securities Act on May 11, 2022. This post-effective amendment No. 54 is not intended to amend or supersede any information contained in post-effective amendment No. 52.

AUL AMERICAN UNIT TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of post-effective amendment No. 52 to the registration statement on Form N-4 of AUL American Unit Trust (the “Registrant”) under the Securities Act of 1933, as amended, and amendment No. 54 to the Registrant’s registration statement on Form N-4 under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 11, 2022 (“Amendment No. 52/54”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 52/54 to the Registrant’s registration statement on Form N-4 filed with the SEC on May 11, 2022.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 52/54 to the Registrant’s registration statement on Form N-4 filed with the SEC on May 11, 2022.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 8th day of August, 2022.

AUL AMERICAN UNIT TRUST
By: American United Life Insurance Company

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

* By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact
Date: August 8, 2022

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
J. Scott Davison*	Chairman, Principal Executive Officer	August 8, 2022

Richard C. Ellery*	Director	August 8, 2022

Jeffrey D. Holley*	Director	August 8, 2022

John C. Mason*	Director	August 8, 2022

Sandra McCarthy*	Director	August 8, 2022

Karin W. Sarratt*	Director	August 8, 2022

*By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact